Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing Policies and Practices

We use equity awards to compensate our employees, including our Named Executive Officers, both in the form of initial grants in connection with the commencement of employment and annual refresher grants. Annual equity awards for our Named Executive Officers are typically granted during the first quarter of each year. While we intend that the majority of stock awards to our employees be made pursuant to initial grants or our annual grant program, the Compensation Committee retains discretion to make equity awards to employees at other times, including in connection with the promotion of an employee, to reward an employee, for retention purposes or other circumstances as may be recommended by management or the Compensation Committee. We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In fiscal year 2025, we did not grant awards of stock options, stock appreciation rights, or similar option-like instruments to our Named Executive Officers or our employees.

Award Timing Method	Annual equity awards for our Named Executive Officers are typically granted during the first quarter of each year. While we intend that the majority of stock awards to our employees be made pursuant to initial grants or our annual grant program, the Compensation Committee retains discretion to make equity awards to employees at other times, including in connection with the promotion of an employee, to reward an employee, for retention purposes or other circumstances as may be recommended by management or the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false